Supplemental Cash Flow Information - Contribution (Distribution) of Capital from (to) Teekay Corporation to (from) Dropdown Predecessor (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contribution Of Capital From Corporation To Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors		$ 2,305	$ 4,313
Scott Spirit [Member]
Contribution Of Capital From Corporation To Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors		2,305
Falcon Spirit [Member]
Contribution Of Capital From Corporation To Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors			3,608
Rio das Ostras [Member]
Contribution Of Capital From Corporation To Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors			(2,791)
Amundsen Spirit [Member]
Contribution Of Capital From Corporation To Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors			$ 3,496